RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Balances Due from Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Receivables due from related parties	$ 18,409	$ 13,485
SFL
Disclosure of transactions between related parties [line items]
Receivables due from related parties	6,207	3,505
Seatankers Management Co. Ltd
Disclosure of transactions between related parties [line items]
Receivables due from related parties	464	1,368
Alta Trading UK Limited
Disclosure of transactions between related parties [line items]
Receivables due from related parties	0	60
Golden Ocean
Disclosure of transactions between related parties [line items]
Receivables due from related parties	9,065	6,964
Flex LNG Ltd
Disclosure of transactions between related parties [line items]
Receivables due from related parties	828	303
Avance Gas
Disclosure of transactions between related parties [line items]
Receivables due from related parties	633	695
TFG Marine
Disclosure of transactions between related parties [line items]
Receivables due from related parties	647	28
Front Ocean Management
Disclosure of transactions between related parties [line items]
Receivables due from related parties	471	473
Other related parties
Disclosure of transactions between related parties [line items]
Receivables due from related parties	$ 94	$ 89